Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000115777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
Average Annual Return, Percent	1.54%	6.19%		4.03%
C000115778
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
C000115779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
C000205842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Average Annual Return, Percent	3.07%	8.46%	9.54%
C000205843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
C000205844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Without Sales Load [Member] | C000115777
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	7.40%		4.62%
Without Sales Load [Member] | C000115778
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%	6.61%		3.85%
Without Sales Load [Member] | C000115779
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%	7.65%		4.87%
Without Sales Load [Member] | C000205842
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	9.70%	10.49%
Without Sales Load [Member] | C000205843
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%	8.88%	9.84%
Without Sales Load [Member] | C000205844
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%	9.97%	10.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.70%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	9.62%		9.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	9.62%		9.01%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	9.62%		9.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	9.62%	10.93%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	16.96%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	9.62%	10.93%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	16.96%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	9.62%	10.93%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	16.96%